Corporate and Group information	6 Months Ended
Jun. 30, 2022
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Corporate and Group information
1. Corporate and Group information
This section provides general corporate and group information about Pharvaris N.V. and its subsidiaries.
1.1 Corporate information
Pharvaris N.V. was incorporated on September 30, 2015 and is based in Leiden, the Netherlands.
The address of its registered office is J.H. Oortweg 21, Leiden. The Company’s registered office is located at J.H. Oortweg 21, Leiden. It has been registered at the Chamber of Commerce under file number 64239411.
Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases.
The unaudited condensed consolidated interim financial statements of Pharvaris N.V. (the “Company” or “Pharvaris”) and its subsidiaries (collectively, “The Group”) as of June 30, 2022 and December 31, 2021, and for the three and six months ended June 30, 2022 and 2021 were authorized for issue in accordance with a resolution of the directors on

September 12
, 2022.
1.2 Group information
Subsidiaries
The unaudited condensed consolidated interim financial statements of the Group include:

	Legal seat	Country of incorporation	% of equity interest as June 30,
Name			2022	2021
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
The ultimate parent company
The ultimate parent company of the Group is Pharvaris N.V.